UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund
The fund's portfolio
10/31/18 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.61% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.3%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.4%)
Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	$1,075,000	$1,184,510
5.00%, 9/15/33	AA	125,000	138,115

			1,322,625
Arizona (3.4%)
El Mirage G.O. Bonds, AGM, 5.00%, 7/1/42	AA	750,000	800,843
Glendale, Excise Tax Rev. Bonds, 5.00%, 7/1/30	AA	1,000,000	1,137,650
Glendale, Indl. Dev. Auth. Rev. Bonds, (Midwestern U.), 5.125%, 5/15/40	A	2,125,000	2,203,306
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	A/F	1,000,000	1,016,930
4.00%, 5/15/29	A/F	1,000,000	1,032,190
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/37	AA-	315,000	345,101
(Greathearts, AZ), Ser. A, 5.00%, 7/1/37	AA-	750,000	821,670
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,000,000	1,175,320
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds, (Scottsdale Hlth. Care), Ser. C, AGM, 5.00%, 9/1/35	AA	2,000,000	2,086,300

			10,619,310
California (6.5%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.125%, 7/1/41	A-/F	500,000	536,640
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds, (J. David Gladstone Inst.), Ser. A, 5.00%, 10/1/31	A-	1,000,000	1,067,490
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 6.625%, 11/15/24	BBB+/F	2,000,000	2,081,540
AGM, 5.00%, 11/15/44	AA	500,000	543,320
Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.50%, 9/1/30	AA-	775,000	857,817
Foothill-De Anza, Cmnty. College Dist. COP
5.00%, 4/1/36	AA+	200,000	220,726
5.00%, 4/1/35	AA+	250,000	276,618
5.00%, 4/1/33	AA+	300,000	333,489
Los Angeles Cnty., Fac. Inc. Lease Rev. Bonds, (Vermont Corridor Cnty., Admin. Bldg.), Ser. A, 5.00%, 12/1/37	AA	1,335,000	1,518,416
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	750,000	1,004,348
Merced, City School Dist. G.O. Bonds, (Election of 2003), NATL
zero %, 8/1/25	AA-	1,190,000	985,772
zero %, 8/1/24	AA-	1,125,000	965,396
zero %, 8/1/23	AA-	1,065,000	944,293
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	A-	5,500,000	5,077,710
Sacramento, Regl. Trans. Dist. Rev. Bonds, (Farebox), 5.00%, 3/1/27	A3	315,000	329,745
San Bernardino, Cmnty. College Dist. G.O. Bonds, Ser. A, 4.00%, 8/1/33	Aa2	1,000,000	1,040,420
San Mateo, Union High School Dist. G.O. Bonds, (Election 2010), stepped-coupon zero % (6.700%, 9/1/28), 9/1/41(STP)	Aaa	1,100,000	907,621
U. of CA Rev. Bonds, Ser. AZ, 5.00%, 5/15/48	Aa2	1,000,000	1,117,280
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	375,000	395,636

			20,204,277
Colorado (1.5%)
Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. B, 5.25%, 11/15/32	A2	1,500,000	1,662,570
E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 2.591%, 9/1/39	A2	1,000,000	1,007,910
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	3,525,000	1,856,970

			4,527,450
Connecticut (0.5%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F
5.00%, 7/1/34	BBB+/F	1,250,000	1,312,375
5.00%, 7/1/33	BBB+/F	250,000	263,310

			1,575,685
Delaware (0.8%)
DE State Hlth. Fac. Auth. Rev. Bonds, (Bayhealth Med. Ctr.), Ser. A, 4.00%, 7/1/35	AA-	1,000,000	1,025,010
DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 1.65%, 10/1/38	VMIG1	1,450,000	1,450,000

			2,475,010
District of Columbia (2.4%)
DC Rev. Bonds, (Kipp DC), Ser. A, 5.00%, 7/1/37	BBB+	1,250,000	1,345,050
DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds
(Green Bond), Ser. A, 5.00%, 10/1/45	AA+	2,500,000	2,739,700
Ser. B, 5.00%, 10/1/37	AA+	1,010,000	1,116,000
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail), 5.00%, 10/1/53	Baa1	2,000,000	2,087,820

			7,288,570
Florida (5.2%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds, (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	1,250,000	1,276,013
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A-	360,000	362,344
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,375,000	1,465,035
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/45	A2	2,000,000	2,131,680
Miami-Dade Cnty., Rev. Bonds, 5.00%, 7/1/43	AA	1,500,000	1,666,170
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A1	1,000,000	1,038,630
Miami-Dade Cnty., Transit Syst. Rev. Bonds, 4.00%, 7/1/36	AA	1,755,000	1,778,078
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,000,000	1,057,670
Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/23	A-/F	1,630,000	1,737,173
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	2,000,000	2,147,640
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 5.00%, 7/1/38	A1	500,000	548,125
South Lake Hosp. Dist. Rev. Bonds, (South Lake Hosp.), Ser. A, 6.00%, 4/1/29	Baa1	660,000	668,303
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	257,962

			16,134,823
Georgia (3.3%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station), 5.00%, 12/1/21	A3	1,250,000	1,337,850
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/22/19), (GA Pwr. Co. (Plant Vogtle)), 1.85%, 12/1/49	A-	2,000,000	1,985,880
Fulton Cnty., Dev. Auth. Rev. Bonds, (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	900,000	963,234
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,000,000	1,020,420
5.00%, 3/1/37	BBB-/F	200,000	206,310
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/37	A	3,000,000	3,247,020
Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	1,500,000	1,574,865

			10,335,579
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	200,000	215,122

			215,122
Hawaii (0.1%)
HI State Dept. Budget & Fin. Rev. Bonds, (Kahala Nui), 5.25%, 11/15/37	A-/F	250,000	270,045

			270,045
Idaho (1.2%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	500,000	543,675
ID State Hsg. & Fin. Assn. Rev. Bonds, (Garvee), 4.00%, 7/15/30	A2	3,000,000	3,079,890

			3,623,565
Illinois (9.8%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,600,000	1,778,512
Ser. B-2, 5.50%, 1/1/37	BBB+	2,000,000	2,107,580
Ser. A, 5.25%, 1/1/33	BBB+	700,000	729,470
Chicago, Board of Ed. G.O. Bonds, (School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	1,000,000	904,360
Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/31	AA	500,000	526,430
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. F, 5.00%, 1/1/40	A2	1,045,000	1,072,442
Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	500,000	526,190
Ser. C, 5.00%, 1/1/39	A	750,000	792,675
(2nd Lien), 5.00%, 1/1/39	A	565,000	594,866
Ser. C, 5.00%, 1/1/34	A	400,000	425,460
Ser. C, 5.00%, 1/1/33	A	405,000	431,694
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A	675,000	711,781
IL Fin. Auth. Rev. Bonds, (American Wtr. Cap. Corp.), 5.25%, 10/1/39	A	1,575,000	1,599,098
IL State G.O. Bonds
5.00%, 11/1/41	Baa3	600,000	603,144
5.00%, 1/1/41	Baa3	340,000	341,601
5.00%, 11/1/34	Baa3	1,900,000	1,928,766
Ser. B, 5.00%, 10/1/31	Baa3	1,000,000	1,021,130
Ser. C, 5.00%, 11/1/29	Baa3	1,000,000	1,024,750
5.00%, 8/1/21	Baa3	1,000,000	1,034,660
IL State Fin. Auth. Rev. Bonds
(Art Institute of Chicago (The)), 5.00%, 3/1/30	AA-	1,500,000	1,653,480
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	400,000	397,024
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/47	Baa3	500,000	526,100
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/32	Aa3	2,000,000	2,208,540
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, 5.00%, 12/15/33	BB+	300,000	318,714
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/22	A	5,500,000	4,715,645
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,106,980
Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	1,000,000	1,109,640

			30,190,732
Indiana (0.3%)
IN State Fin. Auth. Rev. Bonds, (BHI Sr. Living), 5.75%, 11/15/41	BBB+/F	1,000,000	1,062,190

			1,062,190
Kansas (0.5%)
KS State Dev. Fin. Auth. Rev. Bonds, (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	BBB/F	1,455,000	1,488,654

			1,488,654
Kentucky (3.3%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	500,000	542,685
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Louisville Arena Auth., Inc.), Ser. A, AGM, 4.00%, 12/1/41	AA	1,000,000	980,750
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/35	A1	1,000,000	1,091,590
(Project No. 84), NATL, 5.00%, 8/1/20	A1	1,650,000	1,723,491
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	1,800,000	1,892,268
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A-	2,750,000	3,028,905
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds, (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	800,000	819,320

			10,079,009
Louisiana (1.2%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A
5.00%, 7/1/38	A/F	1,500,000	1,622,925
5.00%, 7/1/34	A/F	1,000,000	1,097,100
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 5/15/23	A	800,000	873,760

			3,593,785
Maryland (0.3%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	300,000	323,529
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, (Meritus Med. Ctr.), 5.00%, 7/1/40	BBB	500,000	526,575

			850,104
Massachusetts (4.7%)
MA State G.O. Bonds, Ser. E, 4.00%, 4/1/46	Aa1	2,275,000	2,248,769
MA State Dept. Trans. Rev. Bonds, (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	1,000,000	1,026,260
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.80%, 4/15/22 (Prerefunded 10/15/19)	BBB	700,000	731,885
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	725,000	742,661
(Emerson College), Ser. A, 5.50%, 1/1/30 (Prerefunded 1/1/20)	BBB+	180,000	187,186
(Suffolk U.), 5.125%, 7/1/40	Baa2	500,000	515,455
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,200,000	2,361,568
MA State Edl. Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 1/1/22	AA	1,000,000	1,037,210
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 162, FNMA Coll., FHLMC Coll., 2.75%, 12/1/41	Aa1	220,000	220,473
MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. C, 5.00%, 8/15/37	AA+	5,000,000	5,541,650

			14,613,117
Michigan (4.8%)
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,128
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A	2,500,000	2,720,250
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/27	A2	1,000,000	1,099,800
5.00%, 11/1/41	A	2,200,000	2,356,288
Kentwood, Economic Dev. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,000,000	1,051,980
MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,000,000	1,066,160
Ser. H-1, 5.00%, 10/1/39	AA-	525,000	572,287
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A	400,000	429,464
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	200,000	215,956
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A+	140,000	150,623
(Detroit), Ser. C-3, 5.00%, 4/1/28	Aa2	700,000	769,475
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	4,000,000	4,428,000

			14,865,411
Minnesota (0.2%)
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Carleton College)
4.00%, 3/1/37	Aa2	130,000	132,582
4.00%, 3/1/36	Aa2	400,000	408,808

			541,390
Mississippi (1.6%)
MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5.00%, 5/1/37	A2	1,750,000	1,769,653
MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.), Ser. C, 1.66%, 12/1/30	VMIG1	3,250,000	3,250,000

			5,019,653
Nebraska (0.3%)
Central Plains, Energy Rev. Bonds, (NE Gas No. 3), 5.00%, 9/1/32 (Prerefunded 9/1/22)	A3	1,000,000	1,075,200

			1,075,200
Nevada (0.3%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	525,000	573,578
Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/20	A	395,000	408,331

			981,909
New Hampshire (0.9%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	500,000	531,010
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,000,000	2,130,280

			2,661,290
New Jersey (3.8%)
Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	700,000	751,030
NJ State Econ. Dev. Auth. Rev. Bonds
Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	365,407
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,283,080
NJ State Higher Ed. Assistance Auth. Rev. Bonds, (Student Loan), Ser. A, 5.625%, 6/1/30	AA	1,000,000	1,018,230
NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/33	A+	1,350,000	1,485,932
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. B, 5.25%, 6/15/36	Baa1	1,000,000	1,041,620
Ser. A, 5.00%, 12/15/32	Baa1	1,450,000	1,548,470
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	824,640
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/34	A-	1,250,000	1,357,963

			11,676,372
New Mexico (1.0%)
NM State Muni. Energy Acquisition Auth. Gas Supply FRN Mandatory Put Bonds (8/1/19), Ser. B, 2.291%, 11/1/39	Aa2	2,000,000	2,000,000
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BBB-	980,000	999,041

			2,999,041
New York (6.3%)
Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A, FHLMC Coll., U.S. Govt. Coll., 5.75%, 2/15/47 (Prerefunded 2/15/21)	Aa3	15,000	16,229
Metro. Trans. Auth. Rev. Bonds
Ser. D-1, 5.00%, 11/15/39	A1	500,000	539,355
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	2,600,000	2,668,484
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 2.06%, 11/1/26	AA	2,130,000	2,129,830
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	2,000,000	2,048,320
NY City, G.O. Bonds, Ser. C, 5.00%, 8/1/32	Aa2	2,700,000	3,017,574
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. A-1
5.00%, 8/1/38	AAA	2,000,000	2,244,100
5.00%, 8/1/36	AAA	2,850,000	3,220,443
NY State Dorm. Auth. Rev. Bonds, Ser. A, 5.00%, 3/15/38	AAA	1,100,000	1,232,660
Triborough Bridge & Tunnel Auth. FRN Mandatory Put Bonds (9/26/19), Ser. B, 1.891%, 1/1/32	Aa3	2,250,000	2,250,158

			19,367,153
Ohio (2.7%)
American Muni. Pwr., Inc. Rev. Bonds, (Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/26	A2	500,000	567,790
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5.75%, 6/1/34	B-	500,000	482,915
5.375%, 6/1/24	B-	955,000	933,169
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	733,754
Lucas Cnty., Hlth. Care Fac. Rev. Bonds, (Sunset Retirement Cmntys.), 5.50%, 8/15/30	A-/F	650,000	681,018
OH Hsg. Fin. Agcy. Rev. Bonds, (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5.00%, 11/1/28	Aaa	70,000	71,298
OH State Rev. Bonds, (Northeast OH Regl. Swr. Dist.), 5.00%, 11/15/44	Aa1	1,015,000	1,113,384
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,291,650
OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/48	Aa3	1,250,000	1,341,988
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.), 5.00%, 2/15/33	A3	500,000	541,485
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.75%, 7/1/33	A	500,000	554,580

			8,313,031
Oregon (0.1%)
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	305,000	305,729

			305,729
Pennsylvania (8.4%)
Allegheny Cnty., G.O. Bonds, Ser. C-72, 5.25%, 12/1/32	Aa3	670,000	742,528
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5.625%, 8/15/39	A1	500,000	512,145
(Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	2,200,000	2,409,044
Berks Cnty., Muni. Auth. Rev. Bonds, (Reading Hosp. & Med. Ctr.), Ser. A-3, U.S. Govt. Coll., 5.50%, 11/1/31 (Prerefunded 11/1/19)	AAA/P	1,500,000	1,547,955
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds), 5.00%, 6/1/32	A1	1,000,000	1,105,730
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	317,709
Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds, (Pinnacle Hlth. Syst.), Ser. A, 6.00%, 6/1/29	A1	1,305,000	1,332,118
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	500,000	478,115
PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Co.), 6.20%, 4/1/39	A1	1,900,000	1,929,963
PA State COP, Ser. A
5.00%, 7/1/38	A2	750,000	808,043
5.00%, 7/1/30	A2	200,000	221,510
PA State Higher Edl. Fac. Auth. Rev. Bonds, (East Stroudsburg U.), 5.00%, 7/1/31	Baa3	760,000	781,196
PA State Pub. School Bldg. Auth. Rev. Bonds, (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/33	AA	1,885,000	2,017,346
PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	675,000	717,046
Ser. A, 5.00%, 12/1/38	A1	650,000	700,752
Ser. 2nd, 5.00%, 12/1/35	A3	1,000,000	1,076,270
5.00%, 12/1/23(FWC)	A1	3,000,000	3,234,270
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/26	A2	500,000	569,350
PA State U. Rev. Bonds, Ser. B, 5.00%, 9/1/34	Aa1	1,830,000	2,056,865
Philadelphia, Gas Wks. Rev. Bonds
Ser. 9th, 5.25%, 8/1/40	A	855,000	895,365
(1998 Gen. Ordinance), Ser. 14, 5.00%, 10/1/34	A	1,000,000	1,097,800
Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,273,363
Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	250,000	281,300

			26,105,783
Rhode Island (0.7%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	394,956
5.00%, 5/15/26	BBB+	580,000	650,238
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	1,000,000	1,027,020

			2,072,214
South Carolina (0.9%)
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group), 5.00%, 11/1/29	A1	500,000	551,370
Myrtle Beach, Tax Allocation Bonds, (Myrtle Beach Air Force Base Redev.), 5.00%, 10/1/28	A2	575,000	638,348
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A+	1,000,000	1,060,470
(Oblig.), Ser. B, 5.00%, 12/1/37	A+	500,000	531,730

			2,781,918
Texas (14.8%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG
5.00%, 12/1/37	AAA	725,000	802,720
4.00%, 12/1/32	AAA	375,000	384,863
4.00%, 12/1/29	AAA	500,000	520,640
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36	A3	600,000	657,792
5.00%, 10/1/33	A3	400,000	443,008
Bexar Cnty., G.O. Bonds, 4.00%, 6/15/33	Aaa	500,000	517,255
Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	A-	300,000	320,520
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
Ser. B, 5.00%, 8/15/27	BBB+	350,000	387,755
PSFG, 4.00%, 8/15/30	AAA	1,000,000	1,041,340
PSFG, 4.00%, 8/15/29	AAA	1,500,000	1,581,810
Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	6,000,000	6,595,488
Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	1,160,000	1,278,958
Fort Bend Indpt. School Dist. Mandatory Put Bonds (8/1/21), Ser. D, PSFG, 1.50%, 8/1/42	AAA	2,445,000	2,382,359
Harris Cnty., Rev. Bonds, Ser. A, 5.00%, 8/15/31	Aa2	1,000,000	1,125,340
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Baa2	500,000	520,720
Houston, G.O. Bonds, ( Indpt. School Dist.), Ser. A, PSFG, 4.00%, 2/15/34	Aaa	1,815,000	1,871,664
Houston, Util. Syst. Rev. Bonds
Ser. D, 5.00%, 11/15/39	Aa2	1,000,000	1,100,960
Ser. B, 5.00%, 11/15/36	Aa2	3,000,000	3,323,880
Leander, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5.00%, 8/15/40	AAA	2,000,000	2,186,040
Liberty Hill, Indep. School Dist. G.O. Bonds, PSFG
5.00%, 8/1/30	Aaa	1,100,000	1,250,216
5.00%, 8/1/28	Aaa	625,000	716,394
Matagorda Cnty., Poll. Control Rev. Bonds, (Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	600,000	627,522
Montgomery Cnty., Toll Road Auth. Rev. Bonds
5.00%, 9/15/32	BBB-	685,000	737,690
5.00%, 9/15/31	BBB-	525,000	566,375
New Hope Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	400,000	408,312
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 5.00%, 7/1/38	AA	360,000	387,212
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5.00%, 4/1/35	Baa3	800,000	837,000
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/29	Baa3	500,000	528,845
North TX, Thruway Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 1/1/36	AA	1,000,000	1,018,810
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. A, 6.25%, 1/1/24	A+	655,000	659,316
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	1,000,000	1,140,480
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,250,000	1,320,675
TX Private Activity Surface Trans. Corp. Rev. Bonds, (LBJ Infrastructure), 7.00%, 6/30/40	Baa3	500,000	532,565
TX State G.O. Bonds, (Trans. Comm.-Mobility Fund)
Ser. A, 5.00%, 10/1/36	Aaa	3,300,000	3,663,561
4.00%, 10/1/32	Aaa	200,000	206,684
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,000,000	1,071,310
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security)
5.00%, 9/1/36	A+	400,000	417,332
5.00%, 9/1/35	A+	400,000	417,696
TX State Trans. Comm. Tpk. Syst. Rev. Bonds, (1st Tier), Ser. A, 5.00%, 8/15/41	A3	2,150,000	2,270,357

			45,821,464
Utah (0.2%)
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.), 5.00%, 10/15/30	AA	575,000	641,729

			641,729
Virginia (1.7%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB+/F	350,000	368,914
VA Cmnwlth. Trans. Board Rev. Bonds
(Cap. Projects), 4.00%, 5/15/34	Aa1	325,000	332,313
4.00%, 5/15/33	Aa1	3,000,000	3,118,230
VA State Cmnwlth. U. Hlth. Syst. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/35	Aa3	1,500,000	1,520,805

			5,340,262
Washington (3.1%)
Central Puget Sound Regl. Trans. Auth. Rev. Bonds, (Green Bond), Ser. S-1, 5.00%, 11/1/45	AAA	3,120,000	3,444,886
Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20), (Elec. Syst.), 2.00%, 1/1/44	AA	1,500,000	1,487,265
WA State G.O. Bonds
Ser. A-1, 5.00%, 8/1/37	Aa1	750,000	829,868
Ser. D, 4.00%, 2/1/34	Aa1	1,595,000	1,634,397
WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.641%, 1/1/42	A+	1,100,000	1,110,648
WA State Hlth. Care Fac. Auth. Rev. Bonds, (WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,032,300

			9,539,364
West Virginia (0.2%)
WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB, (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	A-	500,000	526,770

			526,770
Wisconsin (0.8%)
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,250,000	1,266,713
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	1,000,000	1,057,840

			2,324,553

Total investments (cost $302,237,963)			$303,429,888

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through October 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $308,723,393.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	17.4%
	Utilities	13.6
	Tax bonds	12.5
	Transportation	12.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$303,429,888	$—

Totals by level	$—	$303,429,888	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2018